Natural and environmental resources	6 Months Ended
Jun. 30, 2024
Natural and environmental resources.
Natural and environmental resources
14.	Natural and environmental resources

The movement of natural and environmental resources for the period ended June 30, 2024, with their corresponding depletions, calculated based on production units, and impairment, is as follows:

	Oil and gas	Assets retirement	Exploration and
	investments	obligations	evaluation	Total
Cost
Balance as of December 31, 2023	94,175,842	10,146,543	9,718,731	114,041,116
Additions/capitalizations (1)	3,672,222	576	1,099,790	4,772,588
Abandonment cost update (Note 22)	—	(48,746)	—	(48,746)
Disposals	(28,120)	—	—	(28,120)
Disposals of exploratory assets and dry wells (2)	—	—	(604,922)	(604,922)
Capitalized financial interests (3)	142,741	—	37,396	180,137
Exchange differences capitalized	1,184	—	310	1,494
Foreign currency translation	2,440,712	89,440	1,703	2,531,855
Reclassifications/transfers	128,518	(1,289)	(311,068)	(183,839)
Balance as of June 30, 2024 (Unaudited)	100,533,099	10,186,524	9,941,940	120,661,563

Accumulated depletion and impairment losses
Balance as of December 31, 2023	(63,009,839)	(5,478,111)	(337,033)	(68,824,983)
Depletion expense	(3,393,971)	(428,289)	—	(3,822,260)
Disposals	6,683	—	—	6,683
Foreign currency translation	(1,281,774)	(43,301)	—	(1,325,075)
Reclassifications/transfers	(109,018)	(1,843)	159,485	48,624
Balance as of June 30, 2024 (Unaudited)	(67,787,919)	(5,951,544)	(177,548)	(73,917,011)
Balance as of December 31, 2023	31,166,003	4,668,432	9,381,698	45,216,133
Balance as of June 30, 2024 (Unaudited)	32,745,180	4,234,980	9,764,392	46,744,552
(1)	Mainly includes a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in Midland/Delaware, b) Ecopetrol S.A. by Castilla, Chichimene, Piedemonte, Caño Sur, Rubiales, and c) Hocol S.A. mainly in projects for the blocks Llanos, Perdices, Cor 9, VIM8, SN-18, Malacate, Guajira, Ocelote and SSJN1.
(2)	Includes: Ecopetrol S.A. the dry wells Orca 1, Morito, Machin 1, Arauca, Anturio and Cupiagua and b) Hocol S.A mainly unsuccessful wells Milonga and Sabanales and exploratory expenses mainly in Llanos, VIM8, Perdices, Cor-9, SN-18, Upar, Vim-42 and Guajira-gas.
(3)	Financial interest is capitalized based on the weighted average rate of loan costs.